Income Taxes (Tables)	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consists of the following:

	Successor				Predecessor
	Three Months Ended March 31,		Year Ended December 31,	87 Days Ended December 31,	191 Days Ended July 10,	Three Months Ended March 31,	Years Ended December 31,
	2014	2013 (Unaudited)	2013	2012	2013	2013 (Unaudited)	2012	2011
	(in millions)
Current income tax (expense) benefit
Federal	$—	$(2)	$1	$(3)	$2	$(8)	$34	$(1)
State	(10)	—	(13)	—	(17)	(6)	22	(20)
Total current income tax (expense) benefit	(10)	(2)	(12)	(3)	(15)	(14)	56	(21)
Deferred income tax (expense) benefit
Federal	(48)	1	(46)	(1)	(1,402)	(19)	(199)	(136)
State	2	—	14	—	(184)	(5)	(10)	(95)
Total deferred income tax expense	(46)	1	(32)	(1)	(1,586)	(24)	(209)	(231)
Foreign income tax expense	—		(1)	—	—	—	(1)	(2)
Total income tax expense	$(56)	$(1)	$(45)	$(4)	$(1,601)	$(38)	$(154)	$(254)

Factors Causing Variation in Effective Tax Rate From US Federal Statutory Rate
The differences that caused our effective income tax rates to vary from the 35% U.S. federal statutory rate for income taxes were as follows:

	Successor				Predecessor
	Three Months Ended March 31,		Year Ended December 31,	87 Days Ended December 31,	191 Days Ended July 10,	Three Months Ended March 31,	Years Ended December 31,
	2014	2013 (Unaudited)	2013	2012	2013	2013 (Unaudited)	2012	2011
	(in millions)
Income tax (expense) benefit at the federal statutory rate	$33	$3	$635	$8	$(155)	$212	$1,460	$923
Effect of:
State income taxes, net of federal income tax effect	(4)	—	47	—	(18)	16	137	80
State law changes, net of federal income tax effect	5	—	10	—	—	—	(5)	(38)
Reduction (increase) in liability for unrecognized tax benefits	—	—	2	—	(7)	—	38	(1)
Tax expense related to equity awards	—	—	—	—	—	—	(15)	(13)
Change in valuation allowance	(82)	—	(708)	(4)	(1,410)	(265)	(1,756)	(1,221)
Other, net	(8)	(4)	(31)	(8)	(11)	(1)	(13)	16
Income tax expense	$(56)	$(1)	$(45)	$(4)	$(1,601)	$(38)	$(154)	$(254)
Effective income tax rate	(58.9)%	(12.5)%	(2.5)%	(17.4)%	361.4%	(6.3)%	(3.7)%	(9.6)%

Schedule of Income Tax Expense Benefit Allocated to Other Items [Text Block]
Income tax (expense) benefit allocated to other items was as follows:

	Successor		Predecessor
	Three Months Ended March 31,	Year Ended December 31,	191 Days Ended July 10,	Three Months Ended March 31,	Years Ended December 31,
	2014	2013	2013	2013 (Unaudited)	2012	2011
	(in millions)
Unrecognized net periodic pension and other postretirement benefit cost(1)	$—	$(58)	$(18)	$(10)	$—	$—
Unrealized holding gains/losses on securities(1)	$(1)	$(3)	$—	$(1)	$—	$(1)
_______________

(1)	These amounts have been recognized in accumulated other comprehensive income (loss).

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The sources of the differences that give rise to the deferred income tax assets and liabilities as of March 31, 2014, December 31, 2013 and 2012, along with the income tax effect of each, were as follows:

	Successor (1)				Predecessor
	March 31, 2014		December 31, 2013		December 31, 2012
	Current	Long-Term	Current	Long-Term	Current	Long-Term
	(in millions)
Deferred tax assets
Net operating loss carryforwards	$—	$7,264	$—	$6,908	$—	$4,398
Tax credit carryforwards	—	374	—	374	—	431
Capital loss carryforwards	—	82	—	82	—	126
Property, plant and equipment	—	500	—	762	—	—
Debt obligations	—	598	—	633	—	—
Deferred rent	—	474	—	473	—	562
Pension and other postretirement benefits	—	252	—	194	—	430
Accruals and other liabilities	738	601	857	616	577	499
	738	10,145	857	10,042	577	6,446
Valuation allowance	(522)	(7,175)	(594)	(7,004)	(472)	(5,183)
	216	2,970	263	3,038	105	1,263
Deferred tax liabilities
Property, plant and equipment	—	—	—	—	—	420
FCC licenses	—	12,158	—	12,089	—	6,313
Trademarks	—	2,461	—	2,459	—	188
Intangibles	—	2,248	—	2,407	—	354
Investments	—	—	—	—	—	802
Other	88	310	77	310	104	233
	88	17,177	77	17,265	104	8,310
Current deferred tax asset	$128		$186		$1
Long-term deferred tax liability		$14,207		$14,227		$7,047

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Successor		Predecessor
	Three Months Ended March 31,	Year Ended December 31,	191 Days Ended July 10,	Three Months Ended March 31,	Years Ended December 31,
	2014	2013	2013	2013 (Unaudited)	2012	2011
	(in millions)
Balance at beginning of period	$166	$—	$171	$171	$225	$228
Predecessor balance acquired in the SoftBank Merger	—	182	—	—	—	—
Additions based on current year tax positions	—	10	4	2	1	4
Additions based on prior year tax positions	1	—	7	7	1	4
Reductions for prior year tax positions	(1)	—	—	—	(1)	(1)
Reductions for settlements	—	(23)	—	—	(52)	(2)
Reductions for lapse of statute of limitations	(6)	(3)	—	—	(3)	(8)
Balance at end of period	$160	$166	$182	$180	$171	$225